EQUITY - Summary of option activity (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
No of Options
Outstanding, ending balance	85,836
Weighted Average Remaining Life
Weighted Average Life in Years	1 year
Stock Option [Member]
No of Options
Outstanding, beginning balance	73,428
Granted	85,836
Outstanding, ending balance	159,264	73,428
Weighted Average Share Price
Outstanding, beginning balance | $ / shares	$ 5.81
Granted | $ / shares	5.81
Outstanding, ending balance | $ / shares	$ 5.81	$ 5.81
Weighted Average Remaining Life
Weighted Average Life in Years	1 year	1 year
Granted Weighted average remaining contractual life	2 years
Share Based Payment Award Aggregate Intrinsic Value [Abstract]
Outstanding, beginning balance	97,782
Outstanding, ending balance		97,782